Offerings - Offering: 1	Jun. 23, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 2,049,921.00
Amount of Registration Fee	$ 283.09
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $283.09 was paid in connection with the filing of the Schedule TO-I by Hamilton Lane Venture Capital & Growth Fund (File No. 005-95467) on February 6, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.